NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at September 30, 2012:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2011	15,473,750	3,371,600	18,845,350	$0.27
Granted	2,675,000	5,649,007	8,324,007	0.28
Exercised	75,000	800,000	875,000	0.25
Expired/Forfeited	—	2,571,600	2,571,600	0.25

BALANCE AT September 30, 2012	18,073,750	5,649,007	23,722,757	0.26

			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at September 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2012	Weighted Average Exercise Price
0.08	-	0.25	10,453,750	1.25	$0.12	10,453,750	$0.12
0.26	-	1.00	7,620,000	.73	0.40	7,620,000	0.40
1.00	-	10.00

			18,073,750			18,073,750

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at December 31, 2011:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.16
Granted	11,807,000	1,500,000	13,307,000	1.17
Exercised	(6,668,000)	-	(6,668,000)	0.25
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2011	17,973,750	3,371,600	$21,345,350	0.39

			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at December 31,2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08	-	0.25	10,453,750	2.00	$0.12	10,453,750	$0.12
0.26	-	1.00	7,520,000	2.45	0.40	7,520,000	0.40
1.00	-	10.00

			17,973,750			17,973,750